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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if amendment [X]; Amendment Number: 2

This Amendment (Check only one): [ ] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: UBS AG
      Bahnhofstrasse 45
      Zurich, Switzerland

13F File Number: 028-10396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

Name:  Anthony Defilippis
Title  Executive Director
Phone: (203-719-5241)

Signature, Place, and Date of Signing:


/s/ Anthony DeFilippis
------------------------------------
Stamford, Ct
February 19, 2010

Name:  Gordon Kiesling
Title  Executive Director
Phone: (203-719-0268)

Signature, Place, and Date of Signing:


/s/ Gordon Kiesling
------------------------------------
Stamford, Connecticut
February 19, 2010

Report Type (Check only one):

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report
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Report Summary

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         4
Form 13F Information Table Value Total:   $22,825 (thousands)

List of Other Included Managers:

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
NONE
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
                                                                                                     VOTING   VOTING VOTING
                                                          VALUE   SHARES OR  SH/ PUT/ INVEST OTHER    AUTH.    AUTH.  AUTH.
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X 1000) PRINC. AMT. PRN CALL  DISC. MGRS.    SOLE    SHARED  NONE
--------------               ---------------- --------- -------- ----------- --- ---- ------ ----- ---------- ------ ------
AIRTRAN HOLDINGS INC         NOTE 5.250% 11/0 00949PAD0   1,086    1,000,000 PRN      SOLE          1,000,000
CYCLACEL PHARMACEUTICALS INC PFD CONV EX 6%   23254L207     940   40,000,000 PRN      SOLE         40,000,000
EARTHLINK INC                NOTE 3.250% 11/1 270321AA0  12,039   11,007,000 PRN      SOLE         11,007,000
SANDISK CORP                 NOTE  1.000% 5/1 80004CAC5   8,760   10,507,000 PRN      SOLE         10,507,000